INCOME TAXES (Components of deferred tax provision (benefit)) (Details) (USD $)	12 Months Ended
	Jul. 31, 2013	Jul. 31, 2012	Jul. 31, 2011
Deferred tax provision (benefit)	$ 285,000	$ 877,000	$ 198,000
Book depreciation exceeding tax depreciation [Member]
Deferred tax provision (benefit)	380,598	695,771	357,354
(Increase) of rental income received in advance [Member]
Deferred tax provision (benefit)	(39,528)	(106,944)	(14,795)
(Increase) of rental income received in advance [Member]
Deferred tax provision (benefit)	(19,005)	449,617	(108,692)
Other [Member]
Deferred tax provision (benefit)	$ (37,065)	$ (161,444)	$ (35,867)